Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2018
Segment and corporate information
Schedule of segment and corporate activity
Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended June 30, 2018
Revenue from contracts with external customers	2.919.567	643.992	405.391	162.914	4.131.864	4.108	4.135.972
Other revenues	51.733	8.320	16.828	852	77.733	-	77.733
Revenue external customers	2.971.300	652.312	422.219	163.766	4.209.597	4.108	4.213.705
Inter-segment revenue	830	-	131	12	973	(973)	-
Revenue	2.972.130	652.312	422.350	163.778	4.210.570	3.135	4.213.705
Operating income	1.285.973	104.923	77.851	11.169	1.479.916	(78.817)	1.401.099
Interest							(84.297)
Income before income taxes							1.316.802
Depreciation and amortization	(94.992)	(28.417)	(10.987)	(5.849)	(140.245)	(39.997)	(180.242)
Income (loss) from equity method investees	18.860	(3.381)	759	285	16.523	-	16.523
Additions of property, plant and equipment and intangible assets	172.838	35.571	13.382	7.632	229.423	53.387	282.810

Three months ended June 30, 2017
Revenue external customers	3.225.014	641.726	417.381	182.687	4.466.808	4.213	4.471.021
Inter-segment revenue	498	1	3	95	597	(597)	-
Revenue	3.225.512	641.727	417.384	182.782	4.467.405	3.616	4.471.021
Operating income	469.536	112.664	78.232	12.460	672.892	(89.591)	583.301
Interest							(94.966)
Income before income taxes							488.335
Depreciation and amortization	(100.711)	(30.296)	(11.878)	(4.536)	(147.421)	(38.652)	(186.072)
Income (loss) from equity method investees	22.472	(104)	366	205	22.939	-	22.939
Additions of property, plant and equipment and intangible assets	136.037	23.432	12.143	10.514	182.126	43.622	225.748

Six months ended June 30, 2018
Revenue from contracts with external customers	5.639.194	1.275.216	786.192	332.254	8.032.856	7.751	8.040.607
Other revenues	106.568	12.904	27.489	1.766	148.727	-	148.727
Revenue external customers	5.745.762	1.288.120	813.681	334.020	8.181.583	7.751	8.189.334
Inter-segment revenue	1.230	303	318	51	1.902	(1.902)	-
Revenue	5.746.992	1.288.423	813.999	334.071	8.183.485	5.849	8.189.334
Operating income	1.648.181	213.857	152.071	25.283	2.039.392	(141.417)	1.897.975
Interest							(164.273)
Income before income taxes							1.733.702
Depreciation and amortization	(185.647)	(57.278)	(22.146)	(10.429)	(275.500)	(79.736)	(355.236)
Income (loss) from equity method investees	37.661	(4.715)	1.094	387	34.427	-	34.427
Total assets	16.542.759	3.677.443	2.189.363	684.928	23.094.493	1.950.435	25.044.928
thereof investments on equity method investees	313.190	178.568	97.718	24.194	613.670	-	613.670
Additions of property, plant and equipment and intangible assets	314.659	65.976	23.416	11.428	415.479	98.501	513.980

Six months ended June 30, 2017
Revenue external customers	6.599.856	1.255.413	794.926	360.096	9.010.291	8.850	9.019.141
Inter-segment revenue	1.172	1	22	152	1.347	(1.347)	-
Revenue	6.601.028	1.255.414	794.948	360.248	9.011.638	7.503	9.019.141
Operating income	995.351	227.143	160.067	26.865	1.409.426	(174.846)	1.234.580
Interest							(187.694)
Income before income taxes							1.046.886
Depreciation and amortization	(205.718)	(60.749)	(23.533)	(9.044)	(299.044)	(76.937)	(375.981)
Income (loss) from equity method investees	37.280	(950)	1.170	324	37.824	-	37.824
Total assets	16.215.990	3.632.465	2.073.225	666.266	22.587.946	2.126.967	24.714.913
thereof investments on equity method investees	318.264	187.672	97.629	24.051	627.616	-	627.616
Additions of property, plant and equipment and intangible assets	260.738	53.660	21.559	17.874	353.831	84.515	438.346